Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions	NOTE 4. RELATED PARTY TRANSACTIONS At March 31, 2016 and June 30, 2015, a major shareholder owed the Company $-0- and $2,713, respectively.	NOTE 5. RELATED PARTY TRANSACTIONS At June 30, 2015 and 2014, major shareholder owed the Company $2,713 and $0, respectively.